UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Hager & North Investment Management Ltd
Address: Waterfront Centre, 20th Floor
         200 Burrard Street
         Vancouver, BC  Canada  V6C 3N5

13F File Number:  028-12243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R Wallberg
Title:     Vice President
Phone:     604-408-6000

Signature, Place, and Date of Signing:

       /S/  Michael R Wallberg     Vancouver, BC  Canada     December 04, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     1

Form13F Information Table Value Total:     $3,184 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12562                      Sky Investment Counsel Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR TR                         UNIT SER 1      78462F103     3184   420000 SH  PUT  SOLE                   420000        0        0